                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06121

Morgan Stanley Pacific Growth Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY PACIFIC GROWTH FUND INC. PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
FOR THE YEAR ENDED OCTOBER 31, 2004

TOTAL RETURN FOR THE 12 MONTHS ENDED OCTOBER 31, 2004

                                                  MORGAN
                                                 STANLEY
                                                 CAPITAL      LIPPER
                                           INTERNATIONAL     PACIFIC
                                                  (MSCI)      REGION
                                                   WORLD       FUNDS
 CLASS A   CLASS B    CLASS C    CLASS D        INDEX(1)    INDEX(2)
   9.79%     8.97%      8.97%     10.05%          13.25%       7.41%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Global equity markets produced mixed results during the 12-month period ended October 31, 2004. Over the early half of the period, equity markets rose thanks to improving economic conditions as well as low interest rates and the falling U.S. dollar. During the second half, the global markets slowed, because of the rising price of oil and a number of geopolitical uncertainties. Among the uncertainties were significant elections in the United States, Australia and several emerging-market countries that kept many investors cautious during the political campaigns. Investors also became somewhat apprehensive about China's economy, as a lack of transparency in that government's monetary policy contributed to uncertainty about whether that country's economy was in for a hard landing. As investors turned their attention to the rising interest rates in the U.S., sector leadership changed in the early part of 2004 from cyclical-, interest rate-sensitive sectors to more defensive ones.

Japanese equities outperformed the rest of the region over the 12-month period of this report. Trading activity during the first half of the period reached levels not seen since 1998, and the strongest returns were earned by small-cap stocks thanks to growing interest from individual investors and hedge funds. The Japanese market generally weakened from July to October as a result of the same forces affecting the global equity markets as well as mixed domestic economic data. Because many observers had become accustomed to rapid economic recovery during 2003 and most of 2004, the slower economic growth late in the period caught many investors off-guard and led to a consensus that Japan might be past its cyclical peak.

Asia -- ex-Japan -- experienced somewhat disappointing performance for the period, beginning a recovery in March 2004 but correcting in the second half of this year. Taiwan was the region's worst performer, hurt largely by developments in the technology sector. These stocks suffered greatly from increasing price weakness caused by unexpectedly low orders that forced technology companies to lower their earnings expectations. Malaysia also lagged, as investors' reacted adversely to the country's new leadership's plans to institute needed reforms and curb corruption.

Despite these setbacks, the returns in Asia ex-Japan for the overall one-year period were positive. Many of the countries in the region delivered strong market gains as a result of political developments. Among the top performers, Indonesia benefited from a well-received presidential election outcome, a positive exchange rate and low interest rates. The Australian market was similarly supported by the reelection of the country's prime minister, which spurred expectations that the administration's economic policies would continue. Election results in the Philippines were also received favorably by investors.

PERFORMANCE ANALYSIS

Morgan Stanley Pacific Growth Fund underperformed the MSCI World Index but outperformed the Lipper Pacific Region Funds Index for the 12 months ended October 31, 2004. The Fund's portfolio consists primarily of companies based in Japan, followed by those in 11 other countries: Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Singapore, South Korea, Taiwan and Thailand. Generally, the portfolio is kept evenly weighted between its Japanese and non-Japanese portions; both contributed to the Fund's performance.

The Asia ex-Japan portfolio was hindered by both country allocations and by stock selection in Thailand and South Korea. A relative country-overweighted position in Taiwan relative to the MSCI World Index was one major detractor. There, technology stocks suffered when their pricing power faltered. The Fund's underweighted position relative to MSCI World Index in Australia, which became one of the strongest-performing countries over the period, was also a significant detractor to performance. In Thailand, stock selection hurt the Fund as a result of investments in a number of construction companies and banks that lagged when news of the developing bird flu and violent uprisings in the South diminished investors' confidence. These companies included the engineering entity Sino Thai Eng & Construction, Asian Property Development, Bangkok Bank and Krung Thai Bank. In South Korea, the performance of Samsung SDI served similarly as a detractor as technology stocks underperformed the index. Within the Japan portfolio, the lack of any exposure to banks became a hindrance when bank securities performed well, as they did well before May.

Overall, however, the Fund's allocation to Japan was a major contributor to performance, particularly in regard to its Lipper peers. Within the Japan portfolio, stock selection in consumer durables and software services was especially beneficial. Many consumer staples companies, like Casio, were able to improve their pricing power. That company was able to revise its earnings upward after improving its digital camera business. Sekisui Chemical, a housing material and high-end plastics company, made gains as it enhanced its product line and improved its prices and profit margin. In software, Nintendo gained as it sold twice as many of its new game consoles as expected. The company was rewarded by investors for focusing more on shareholder value and paying increased dividends during the period.

The Asia ex-Japan portfolio was aided by stock selection in Hong Kong and India. The Fund's emphasis on real estate and retail companies in Hong Kong was especially positive, especially such holdings as Great Eagle, HongKong Land Holdings, Hysan Development, Esprit Holdings and Techtronic Industries. Within India, the Fund was helped significantly by its position in the Union Bank of India.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

  TOP 10 HOLDINGS

  Esprit Holdings Ltd.                         1.8%
  Toyota Motor Corp.                           1.7
  Nissan Motor Co., Ltd.                       1.7
  Matsushita Electric Industrial Co., Ltd.     1.5
  Samsung SDI Co., Ltd.                        1.5
  Canon, Inc.                                  1.4
  Kaneka Corp.                                 1.3
  Fujitsu Ltd.                                 1.3
  Ricoh Co., Ltd.                              1.3
  Nintendo Co., Ltd.                           1.3

  TOP FIVE COUNTRIES

  Japan                                       52.3%
  Hong Kong                                    9.8
  South Korea                                  8.7
  Taiwan                                       8.5
  Australia                                    7.6

DATA AS OF OCTOBER 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS, INCLUDING DEPOSITARY RECEIPTS, AND OTHER SECURITIES OF COMPANIES THAT HAVE A PRINCIPAL PLACE OF BUSINESS IN, OR DERIVE A MAJORITY OF THEIR REVENUES FROM BUSINESS IN ASIA, AUSTRALIA OR NEW ZEALAND. THE PRINCIPAL ASIAN COUNTRIES INCLUDE HONG KONG, INDIA, INDONESIA, JAPAN, MALAYSIA, THE PHILIPPINES, SINGAPORE, SOUTH KOREA, TAIWAN AND THAILAND. THE FUND'S ASSETS WILL BE INVESTED IN AT LEAST THREE COUNTRIES. THE FUND MAY, HOWEVER, INVEST MORE THAN 25 PERCENT OF ITS NET ASSETS IN JAPAN, HONG KONG, MALAYSIA, SOUTH KOREA AND/OR TAIWAN. THUS, THE INVESTMENT PERFORMANCE OF THE FUND MAY BE SUBJECT TO THE SOCIAL, POLITICAL AND ECONOMIC EVENTS OCCURRING IN THOSE COUNTRIES TO A GREATER EXTENT THAN OTHER COUNTRIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS

(AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED OCTOBER 31, 2004 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

                            CLASS B^^       MSCI WORLD(1)   LIPPER(2)
October 31, 1994            $  10,000       $  10,000       $  10,000
October 31, 1995            $   9,135       $  10,948       $   9,155
October 31, 1996            $   9,409       $  12,733       $   9,613
October 31, 1997            $   6,491       $  14,868       $   7,814
October 31, 1998            $   5,006       $  17,137       $   6,343
October 31, 1999            $   7,404       $  21,406       $  10,092
October 31, 2000            $   6,748       $  21,640       $   8,513
October 31, 2001            $   4,598       $  16,119       $   6,259
October 31, 2002            $   4,411       $  13,725       $   5,988
October 31, 2003            $   5,999       $  16,979       $   8,200
October 31, 2004            $   6,537       $  19,229       $   8,808

ENDING VALUE

                  CLASS B^^       MSCI WORLD(1)   LIPPER(2)
                  ---------       -------------   ---------
                  $   6,537       $  19,229       $   8,808

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED OCTOBER 31, 2004

                             CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+      CLASS D SHARES++
                            (SINCE 07/28/97)      (SINCE 11/30/90)      (SINCE 07/28/97)      (SINCE 07/28/97)
  SYMBOL                               TGRAX                 TGRBX                 TGRCX                 TGRDX
  1 YEAR                                9.79%(3)              8.97%(3)              8.97%(3)             10.05%(3)
                                        4.03(4)               3.97(4)               7.97(4)                 --
  5 YEARS                              (1.67)(3)             (2.46)(3)             (2.42)(3)             (1.46)(3)
                                       (2.72)(4)             (2.85)(4)             (2.42)(4)                --
  10 YEARS                                --                 (4.16)(3)                --                    --
                                          --                 (4.16)(4)                --                    --
  SINCE INCEPTION                      (4.69)(3)              2.75(3)              (5.37)(3)             (4.48)(3)
                                       (5.40)(4)              2.75(4)              (5.37)(4)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER PACIFIC REGION FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER PACIFIC REGION FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^^   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/04 - 10/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING       ENDING       EXPENSES PAID
                                                              ACCOUNT VALUE  ACCOUNT VALUE  DURING PERIOD *
                                                              -------------  -------------  ---------------
                                                                                              05/01/04 -
                                                                 05/01/04       10/31/04       10/31/04
                                                              -------------  -------------  ---------------
CLASS A
Actual (0.54% return)                                          $   1,000.00   $   1,005.40    $       8.82
Hypothetical (5% annual return before expenses)                $   1,000.00   $   1,016.34    $       8.87
CLASS B
Actual (0.16% return)                                          $   1,000.00   $   1,001.60    $      12.58
Hypothetical (5% annual return before expenses)                $   1,000.00   $   1,012.57    $      12.65
CLASS C
Actual (0.16% return)                                          $   1,000.00   $   1,001.60    $      12.58
Hypothetical (5% annual return before expenses)                $   1,000.00   $   1,012.57    $      12.65
CLASS D
Actual (0.61% return)                                          $   1,000.00   $   1,006.10    $       7.56
Hypothetical (5% annual return before expenses)                $   1,000.00   $   1,017.60    $       7.61

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.75%, 2.50%, 2.50% AND 1.50% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2004

  NUMBER OF
   SHARES                                                              VALUE
---------------------------------------------------------------------------------
                  COMMON AND PREFERRED STOCKS (100.1%)

                  AUSTRALIA (7.6%)
                  AIRLINES
        343,138   Qantas Airways Ltd.                             $       851,793
                                                                  ---------------
                  APPAREL/FOOTWEAR
        173,221   Billabong International Ltd.                          1,359,932
                                                                  ---------------
                  BIOTECHNOLOGY
         30,150   CSL Ltd.                                                649,243
                                                                  ---------------
                  FINANCIAL CONGLOMERATES
        351,100   AMP Ltd.                                              1,672,236
                                                                  ---------------
                  FOREST PRODUCTS
        151,000   Gunns Ltd.                                              466,288
                                                                  ---------------
                  MAJOR BANKS
        115,350   Australia and New Zealand
                   Banking Group Ltd.                                   1,759,443
                                                                  ---------------
                  MISCELLANEOUS COMMERCIAL
                  SERVICES
        156,150   Brambles Industries Ltd.                                827,781
                                                                  ---------------
                  MULTI-LINE INSURANCE
        105,450   Insurance Australia
                   Group Ltd.                                             424,974
                                                                  ---------------
                  OILFIELD SERVICES/EQUIPMENT
        312,500   Downer EDI Ltd.                                       1,060,799
                                                                  ---------------
                  OTHER METALS/MINERALS
        167,551   BHP Billiton Ltd.                                     1,735,099
         62,600   Rio Tinto Ltd.                                        1,713,100
                                                                  ---------------
                                                                        3,448,199
                                                                  ---------------
                  PRECIOUS METALS
         36,400   Newcrest Mining Ltd.                                    453,423
                                                                  ---------------
                  PROPERTY - CASUALTY INSURERS
        148,400   QBE Insurance
                   Group Ltd.                                           1,523,463
                                                                  ---------------
                  TOTAL AUSTRALIA                                      14,497,574
                                                                  ---------------
                  CHINA (0.6%)
                  FOOD RETAIL
        301,000   Lianhua Supermarket Holdings
                   Ltd. (Class H)                                         351,888
                                                                  ---------------
                  INVESTMENT TRUSTS/
                  MUTUAL FUNDS
        100,000   Investment Co. of China**                       $        13,600
                                                                  ---------------
                  LIFE/HEALTH INSURANCE
        532,000   China Life Insurance
                   Co., Ltd. (Class H)*                                   351,978
                                                                  ---------------
                  MULTI-LINE INSURANCE
        259,000   Ping An Insurance
                   (Group) Co. (Class H)*                                 407,599
                                                                  ---------------
                  TOTAL CHINA                                           1,125,065
                                                                  ---------------
                  HONG KONG (9.8%)
                  ALUMINUM
      2,416,000   Asia Aluminum
                   Holdings Ltd.                                          273,135
                                                                  ---------------
                  APPAREL/FOOTWEAR
        970,000   Victory City International
                   Holdings Ltd.                                          380,075
                                                                  ---------------
                  APPAREL/FOOTWEAR RETAIL
        627,000   Esprit Holdings Ltd.                                  3,350,873
                                                                  ---------------
                  CONSUMER SUNDRIES
        818,000   Moulin International
                   Holdings Ltd.                                          446,621
                                                                  ---------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
        497,000   The Grande Holdings Ltd.                                504,406
                                                                  ---------------
                  ENGINEERING & CONSTRUCTION
      2,193,800   New World Development
                   Co., Ltd.                                            1,916,475
                                                                  ---------------
                  INDUSTRIAL CONGLOMERATES
        133,000   Swire Pacific
                   Ltd. (Class A)                                         939,748
                                                                  ---------------
                  INDUSTRIAL SPECIALTIES
        217,000   Kingboard Chemical
                   Holdings Ltd.                                          454,406
                                                                  ---------------
                  INTERNET SOFTWARE/SERVICES
      2,537,000   Tom Online Inc.*                                        400,888
                                                                  ---------------
                  OIL & GAS PRODUCTION
      1,735,000   CNOOC Ltd.                                              891,572
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                              VALUE
---------------------------------------------------------------------------------
                  OIL REFINING/MARKETING
         89,000   Sinopec Zhenhai
                   Refining & Chemical
                   Co., Ltd. (Class H)                            $        85,181
                                                                  ---------------
                  OTHER CONSUMER SERVICES
      1,099,000   China Travel International
                   Investment Ltd.                                        289,433
                                                                  ---------------
                  REAL ESTATE DEVELOPMENT
         70,000   Cheung Kong
                   (Holdings) Ltd.                                        580,036
        650,000   Great Eagle Holdings Ltd.                             1,327,724
        330,000   Henderson Land
                   Development Co., Ltd.                                1,530,447
        386,000   HongKong Land
                   Holdings Ltd.                                          795,160
      1,214,000   Hysan Development
                   Co., Ltd.                                            2,011,896
                                                                  ---------------
                                                                        6,245,263
                                                                  ---------------
                  TEXTILES
        608,000   Fountain Set
                   (Holdings) Ltd.                                        456,937
                                                                  ---------------
                  TOOLS/HARDWARE
        796,000   Techtronic Industries
                   Co., Ltd.                                            1,585,046
                                                                  ---------------
                  WHOLESALE DISTRIBUTORS
        318,800   Li & Fung Ltd.                                          470,992
                                                                  ---------------
                  TOTAL HONG KONG                                      18,691,051
                                                                  ---------------
                  INDIA (2.6%)
                  AUTO PARTS: O.E.M.
         85,000   Amtec Auto Ltd.                                         296,206
                                                                  ---------------
                  ELECTRICAL PRODUCTS
         77,300   Bharat Heavy
                   Electricals Ltd.                                     1,060,446
                                                                  ---------------
                  MOTOR VEHICLES
        115,000   Hero Honda Motors Ltd.                                1,074,542
                                                                  ---------------
                  REGIONAL BANKS
        696,000   Union Bank of India Ltd.                              1,099,109
                                                                  ---------------
                  TEXTILES
        670,000   Alok Industries Ltd.                                    862,991
        106,000   Raymond Ltd.                                    $       568,108
                                                                  ---------------
                                                                        1,431,099
                                                                  ---------------
                  TOTAL INDIA                                           4,961,402
                                                                  ---------------
                  INDONESIA (2.1%)
                  COAL
      4,483,500   PT Bumi Resources Tbk*                                  357,516
                                                                  ---------------
                  CONSTRUCTION MATERIALS
      2,426,500   PT Indocement Tunggal
                   Prakarsa Tbk*                                          513,750
                                                                  ---------------
                  DEPARTMENT STORES
      3,890,000   PT Ramayana Lestari
                   Sentosa Tbk                                            363,671
                                                                  ---------------
                  MAJOR TELECOMMUNICATIONS
      1,184,500   PT Telekomunikasi
                   Indonesia Tbk                                          566,715
                                                                  ---------------
                  MOTOR VEHICLES
        549,923   PT Astra International Tbk                              474,802
                                                                  ---------------
                  REGIONAL BANKS
      1,910,000   PT Bank Central Asia Tbk                                504,179
      3,599,500   PT Bank Mandiri Tbk                                     623,539
      2,854,000   PT Bank Rakyat
                   Indonesia Tbk                                          612,110
                                                                  ---------------
                                                                        1,739,828
                                                                  ---------------
                  TOTAL INDONESIA                                       4,016,282
                                                                  ---------------
                  JAPAN (52.3%)
                  AUTO PARTS: O.E.M.
         86,000   NIFCO Inc.                                            1,261,528
                                                                  ---------------
                  BUILDING PRODUCTS
        178,000   Sanwa Shutter Corp.                                     911,269
                                                                  ---------------
                  CHEMICALS: MAJOR DIVERSIFIED
        542,000   Mitsubishi Chemical Corp.                             1,571,682
                                                                  ---------------
                  CHEMICALS: SPECIALTY
        295,000   Daicel Chemical
                   Industries, Ltd.                                     1,396,005
        406,000   Denki Kagaku Kogyo
                   Kabushiki Kaisha                                     1,234,835
        244,000   Kaneka Corp.                                          2,546,708
        130,000   Shin-Etsu Polymer
                   Co., Ltd.                                              715,878
                                                                  ---------------
                                                                        5,893,426
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                              VALUE
---------------------------------------------------------------------------------
                  COMMERCIAL PRINTING/FORMS
         98,000   Dai Nippon Printing
                   Co., Ltd.                                      $     1,343,138
         61,000   Nissha Printing Co., Ltd.                               879,824
                                                                  ---------------
                                                                        2,222,962
                                                                  ---------------
                  COMPUTER PERIPHERALS
         97,500   Mitsumi Electric Co., Ltd.                            1,097,761
                                                                  ---------------
                  COMPUTER PROCESSING
                  HARDWARE
        427,000   Fujitsu Ltd.                                          2,544,980
                                                                  ---------------
                  ELECTRIC UTILITIES
         58,600   Tokyo Electric Power
                   Co., Inc.                                            1,328,422
                                                                  ---------------
                  ELECTRICAL PRODUCTS
        139,000   Furukawa Electric
                   Co., Ltd.*                                             582,941
                                                                  ---------------
                  ELECTRONIC COMPONENTS
         33,600   TDK Corp.                                             2,335,846
                                                                  ---------------
                  ELECTRONIC DISTRIBUTORS
         68,300   Ryosan Co., Ltd.                                      1,445,093
                                                                  ---------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
         55,500   Canon, Inc.                                           2,741,711
        149,000   Casio Computer Co., Ltd.                              1,771,899
         25,900   Kyocera Corp.                                         1,881,279
        201,000   Matsushita Electric
                   Industrial Co., Ltd.                                 2,918,079
        337,000   NEC Corp.                                             1,871,692
        132,000   Ricoh Co., Ltd.                                       2,468,688
        583,000   Toshiba Corp.                                         2,351,384
                                                                  ---------------
                                                                       16,004,732
                                                                  ---------------
                  ELECTRONICS/APPLIANCES
         67,000   Fuji Photo Film Co., Ltd.                             2,290,923
         29,900   Rinnai Corp.                                            814,787
        208,500   Sansui Electric Co., Ltd.*                               63,021
         52,900   Sony Corp.                                            1,843,780
                                                                  ---------------
                                                                        5,012,511
                                                                  ---------------
                  ENGINEERING & CONSTRUCTION
         77,000   Kyudenko Corp.                                  $       359,290
        264,000   Obayashi Corp.                                        1,421,366
         37,000   Sanki Engineering
                   Co., Ltd.                                              249,882
                                                                  ---------------
                                                                        2,030,538
                                                                  ---------------
                  FINANCE/RENTAL/LEASING
         97,300   Hitachi Capital Corp.                                 1,590,878
                                                                  ---------------
                  FOOD RETAIL
         69,800   FamilyMart Co., Ltd.                                  1,875,706
                                                                  ---------------
                  FOOD: MEAT/FISH/DAIRY
         80,000   Nippon Meat Packers, Inc.                               998,961
                                                                  ---------------
                  FOOD: SPECIALTY/CANDY
         49,900   House Foods Corp.                                       684,375
                                                                  ---------------
                  HOME BUILDING
        233,000   Sekisui Chemical Co., Ltd.                            1,483,347
        146,000   Sekisui House, Ltd.                                   1,508,680
                                                                  ---------------
                                                                        2,992,027
                                                                  ---------------
                  HOME FURNISHINGS
          7,700   Sangetsu Co., Ltd.                                      178,918
                                                                  ---------------
                  INDUSTRIAL CONGLOMERATES
        340,000   Hitachi Ltd.                                          2,142,061
                                                                  ---------------
                  INDUSTRIAL MACHINERY
        237,000   Amada Co., Ltd.                                       1,262,567
        211,000   Daifuku Co., Ltd.                                     1,165,911
         96,000   Daikin Industries Ltd.                                2,339,473
         56,700   Fuji Machine Mfg.
                   Co., Ltd.                                              533,956
         93,000   Fujitec Co., Ltd.                                       461,179
        661,000   Mitsubishi Heavy
                   Industries, Ltd.                                     1,860,565
        268,000   Tsubakimoto Chain Co.                                   901,181
                                                                  ---------------
                                                                        8,524,832
                                                                  ---------------
                  INDUSTRIAL SPECIALTIES
         65,000   Lintec Corp.                                            884,717
        132,000   Toyo Ink Manufacturing
                   Co., Ltd.                                              455,086
                                                                  ---------------
                                                                        1,339,803
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                              VALUE
---------------------------------------------------------------------------------
                  MAJOR TELECOMMUNICATIONS
            333   Nippon Telegraph &
                   Telephone Corp.                                $     1,415,415
                                                                  ---------------
                  METAL FABRICATIONS
        220,000   Minebea Co., Ltd.                                       935,109
                                                                  ---------------
                  MISCELLANEOUS MANUFACTURING
        110,600   Kurita Water
                   Industries Ltd.                                      1,633,876
                                                                  ---------------
                  MOTOR VEHICLES
        287,400   Nissan Motor Co., Ltd.                                3,244,007
        119,900   Suzuki Motor Corp.                                    2,122,344
         84,000   Toyota Motor Corp.                                    3,276,849
         88,000   Yamaha Motor Co., Ltd.                                1,340,739
                                                                  ---------------
                                                                        9,983,939
                                                                  ---------------
                  MOVIES/ENTERTAINMENT
         39,700   TOHO Co., Ltd.                                          572,607
                                                                  ---------------
                  OTHER TRANSPORTATION
         53,000   Mitsubishi Logistics Corp.                              473,080
                                                                  ---------------
                  PHARMACEUTICALS: MAJOR
         96,000   Sankyo Co., Ltd.                                      1,994,899
                                                                  ---------------
                  PHARMACEUTICALS: OTHER
         42,300   Ono Pharmaceutical
                   Co., Ltd.                                            1,985,747
         65,300   Yamanouchi Pharmaceutical
                   Co., Ltd.                                            2,399,329
                                                                  ---------------
                                                                        4,385,076
                                                                  ---------------
                  RAILROADS
            351   East Japan Railway Co.                                1,846,670
                                                                  ---------------
                  REAL ESTATE DEVELOPMENT
        118,000   Mitsubishi Estate Co., Ltd.                           1,247,209
                                                                  ---------------
                  RECREATIONAL PRODUCTS
         21,700   Nintendo Co., Ltd.                                    2,451,421
        139,600   Yamaha Corp.                                          2,134,811
                                                                  ---------------
                                                                        4,586,232
                                                                  ---------------
                  SEMICONDUCTORS
         10,000   Rohm Co., Ltd.                                        1,027,675
                                                                  ---------------
                  TEXTILES
        119,000   Nisshinbo Industries, Inc.                              787,938
        100,000   Teijin Ltd.                                             389,157
                                                                  ---------------
                                                                        1,177,095
                                                                  ---------------
                  WHOLESALE DISTRIBUTORS
         24,600   Hitachi High-Technologies
                   Corp.                                          $       348,773
        203,000   Mitsubishi Corp.                                      2,245,329
         98,000   Nagase & Co., Ltd.                                      794,219
                                                                  ---------------
                                                                        3,388,321
                                                                  ---------------
                  TOTAL JAPAN                                          99,238,455
                                                                  ---------------
                  MALAYSIA (0.3%)
                  ELECTRIC UTILITIES
        164,000   Tenaga Nasional Berhad                                  478,990
                                                                  ---------------
                  NEW ZEALAND (0.4%)
                  FOREST PRODUCTS
        546,750   Carter Holt Harvey Ltd.                                 804,286
                                                                  ---------------
                  SINGAPORE (3.6%)
                  AIRLINES
        232,000   Singapore Airlines Ltd.                               1,492,724
                                                                  ---------------
                  ELECTRONIC COMPONENTS
        575,000   UniSteel Technology Ltd.                                459,862
         87,100   Venture Corp., Ltd.                                     827,529
                                                                  ---------------
                                                                        1,287,391
                                                                  ---------------
                  MAJOR BANKS
        209,000   Oversea - Chinese Banking
                   Corp., Ltd.                                          1,734,335
                                                                  ---------------
                  REAL ESTATE DEVELOPMENT
        701,000   Capitaland Ltd.                                         779,826
        144,400   City Developments Ltd.                                  547,035
                                                                  ---------------
                                                                        1,326,861
                                                                  ---------------
                  WATER UTILITIES
        781,000   Hyflux Ltd.                                           1,075,460
                                                                  ---------------
                  TOTAL SINGAPORE                                       6,916,771
                                                                  ---------------
                  SOUTH KOREA (8.7%)
                  AIRLINES
         67,700   Korean Air Lines
                   Co., Ltd.*                                           1,036,656
                                                                  ---------------
                  APPAREL/FOOTWEAR
         61,060   Cheil Industries Inc.                                   861,382
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                              VALUE
---------------------------------------------------------------------------------
                  AUTOMOTIVE AFTERMARKET
        152,540   Hankook Tire Co., Ltd.                          $     1,409,633
                                                                  ---------------
                  ELECTRONIC COMPONENTS
         30,730   Samsung SDI Co., Ltd.                                 2,771,187
                                                                  ---------------
                  ENGINEERING & CONSTRUCTION
         30,180   Doosan Heavy Industries and
                   Construction Co., Ltd.                                 280,243
                                                                  ---------------
                  FOOD: SPECIALTY/CANDY
          9,140   Orion Corp.                                             728,752
                                                                  ---------------
                  INDUSTRIAL MACHINERY
         28,740   Hyundai Mobis                                         1,472,925
                                                                  ---------------
                  INVESTMENT BANKS/BROKERS
         41,290   Daishin Securities
                   Co., Ltd.                                              482,946
        136,830   LG Investment & Securities
                   Co., Ltd.*                                             946,815
                                                                  ---------------
                                                                        1,429,761
                                                                  ---------------
                  MOTOR VEHICLES
          8,720   Hyundai Motor Co., Ltd.                                 422,764
          7,530   Hyundai Motor
                   Co., Ltd. (Pref.)                                      208,420
                                                                  ---------------
                                                                          631,184
                                                                  ---------------
                  REGIONAL BANKS
         86,080   Pusan Bank                                              541,843
                                                                  ---------------
                  SEMICONDUCTORS
          6,189   Samsung Electronics
                   Co., Ltd.                                            2,428,630
          5,700   Samsung Electronics
                   Co., Ltd. (Pref.)                                    1,526,786
                                                                  ---------------
                                                                        3,955,416
                                                                  ---------------
                  TOBACCO
         22,490   KT&G Corp.                                              622,491
                                                                  ---------------
                  TRUCKS/CONSTRUCTION/
                  FARM MACHINERY
         20,520   STX Shipbuilding Co., Ltd.                              305,968
                                                                  ---------------
                  WIRELESS TELECOMMUNICATIONS
          3,100   SK Telecom Co., Ltd.                                    485,759
                                                                  ---------------
                  TOTAL SOUTH KOREA                                    16,533,200
                                                                  ---------------
                  TAIWAN (8.5%)
                  AUTOMOTIVE AFTERMARKET
        279,480   Cheng Shin Rubber Industry
                   Co., Ltd.                                      $       331,700
                                                                  ---------------
                  COMPUTER PERIPHERALS
        279,955   Hon Hai Precision Industry
                   Co., Ltd.                                            1,029,431
                                                                  ---------------
                  COMPUTER PROCESSING
                  HARDWARE
        391,747   Acer Inc.                                               572,688
                                                                  ---------------
                  CONSTRUCTION MATERIALS
      1,280,295   Taiwan Cement Corp.                                     692,775
                                                                  ---------------
                  ELECTRICAL PRODUCTS
        594,960   Phoenixtec Power
                   Co., Ltd.                                              574,505
                                                                  ---------------
                  ELECTRONIC COMPONENTS
        480,330   Infortrend Technology Inc.                              840,039
        797,515   Ya Hsin Industrial Co., Ltd.                            700,955
                                                                  ---------------
                                                                        1,540,994
                                                                  ---------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
        289,000   Delta Electronics, Inc                                  436,308
                                                                  ---------------
                  ELECTRONIC PRODUCTION
                  EQUIPMENT
        308,200   Waffer Technology
                   Co., Ltd.                                              450,552
                                                                  ---------------
                  ELECTRONICS/APPLIANCE
                  STORES
        130,757   Largan Precision Co., Ltd.                              766,170
                                                                  ---------------
                  ELECTRONICS/APPLIANCES
        293,335   Tsann Kuen Enterprise
                   Co., Ltd.                                              323,589
                                                                  ---------------
                  ENGINEERING & CONSTRUCTION
        898,019   CTCI Corp.                                              502,032
                                                                  ---------------
                  FINANCIAL CONGLOMERATES
        185,000   Cathay Financial
                   Holding Co.                                            353,961
        915,000   Mega Financial Holdings
                   Co., Ltd.                                              610,000

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                              VALUE
---------------------------------------------------------------------------------
        433,000   Shin Kong Financial Holding
                   Co., Ltd.                                      $       379,280
      1,413,201   Taishin Financial Holdings
                   Co., Ltd.                                            1,153,375
                                                                  ---------------
                                                                        2,496,616
                                                                  ---------------
                  INDUSTRIAL SPECIALTIES
        218,028   Asia Optical Co. Inc.                                 1,036,366
                                                                  ---------------
                  INVESTMENT BANKS/BROKERS
        857,913   Polaris Securities
                   Co., Ltd.                                              438,574
                                                                  ---------------
                  MARINE SHIPPING
         11,107   Evergreen Marine Corp.                                    9,563
                                                                  ---------------
                  MISCELLANEOUS MANUFACTURING
        154,800   Cather Technology
                   Co., Ltd.                                              474,350
        151,725   Chaun-Choung Technology
                   Corp.                                                  297,100
                                                                  ---------------
                                                                          771,450
                                                                  ---------------
                  PACKAGED SOFTWARE
        282,023   Springsoft Inc.                                         514,302
                                                                  ---------------
                  REGIONAL BANKS
      1,458,749   Chinatrust Financial Holding
                   Co., Ltd.                                            1,661,535
                                                                  ---------------
                  SEMICONDUCTORS
        204,813   Faraday Technology Corp.                                276,758
        147,287   MediaTek Inc.                                           986,317
         93,476   Novatek Microelectronics
                   Corp., Ltd.                                            227,752
        278,000   SunPlus Technology
                   Co., Ltd.                                              380,640
                                                                  ---------------
                                                                        1,871,467
                                                                  ---------------
                  TOTAL TAIWAN                                         16,020,617
                                                                  ---------------
                  THAILAND (3.6%)
                  AIRLINES
        421,600   Thai Airways International
                   PCL (Alien Shares)                                     498,054
                                                                  ---------------
                  COAL
         84,000   Banpu PCL (Alien Shares)                        $       298,721
                                                                  ---------------
                  ENGINEERING & CONSTRUCTION
      1,798,600   Italian-Thai Development
                   PCL (Alien Shares)                                     339,524
      1,816,000   Sino Thai Engineering &
                   Construction PCL
                   (Alien Shares)                                         314,057
                                                                  ---------------
                                                                          653,581
                                                                  ---------------
                  MAJOR BANKS
        652,300   Kasikornbank PCL
                   (Alien Shares)*                                        746,757
        204,100   Kasikornbank PCL
                   (NVDR)*                                                227,441
                                                                  ---------------
                                                                          974,198
                                                                  ---------------
                  OIL REFINING/MARKETING
        113,300   PTT PCL (Alien Shares)                                  469,151
         69,600   Thai Oil PCL
                   (Alien Shares)*                                         68,659
                                                                  ---------------
                                                                          537,810
                                                                  ---------------
                  REAL ESTATE DEVELOPMENT
      4,182,800   Asian Property Development
                   PCL (Alien Shares)                                     364,741
                                                                  ---------------
                  REGIONAL BANKS
        655,800   Bangkok Bank PCL
                   (Alien Shares)*                                      1,533,475
      1,603,700   Krung Thai Bank PCL
                   (Alien Shares)                                         324,217
        269,800   Siam Commercial Bank
                   PCL (Alien Shares)                                     282,582
                                                                  ---------------
                                                                        2,140,274
                                                                  ---------------
                  SPECIALTY TELECOMMUNICATIONS
      1,307,200   True Corporation
                   PCL (Alien Shares)*                                    195,817
                                                                  ---------------
                  WIRELESS TELECOMMUNICATIONS
        195,700   Advanced Info Service
                   PCL (Alien Shares)                                     445,694

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                        VALUE
------------------------------------------------------------------------
 195,000   Total Access Communication PCL (Alien Shares)*   $    631,800
                                                            ------------
                                                               1,077,494
                                                            ------------
           TOTAL THAILAND                                      6,740,690
                                                            ------------
           TOTAL COMMON AND PREFERRED STOCKS
            (COST $172,604,783)                              190,024,383
                                                            ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (0.0%)
            REPURCHASE AGREEMENT
$     18    Joint repurchase agreement
             account 1.82% due
             11/01/04 (dated 10/29/04;
             proceeds $18,003) (a)
             (COST $18,000)                                       18,000
                                                           -------------

TOTAL INVESTMENTS
 (COST $172,622,783) (b)                     100.1%          190,042,383
LIABILITIES IN EXCESS OF
 OTHER ASSETS                                 (0.1)             (231,462)
                                            ------         -------------
NET ASSETS                                   100.0%        $ 189,810,921
                                            ======         =============

----------
   NVDR   NON VOTING DEPOSITORY RECEIPT.

     *    NON-INCOME PRODUCING SECURITY.

    **    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.

    (a)   COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

    (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $175,893,642. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $36,712,404 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $22,563,663, RESULTING IN NET UNREALIZED APPRECIATION OF $14,148,741.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT OCTOBER 31, 2004:

CONTRACT      IN EXCHANGE  DELIVERY    UNREALIZED
TO DELIVER        FOR        DATE     DEPRECIATION
--------------------------------------------------
$ 107,137    HKD 833,256   11/01/04     $ (89)

CURRENCY ABBREVIATION:

HKD    Hong Kong Dollar.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS - OCTOBER 31, 2004

                                                  PERCENT OF
INDUSTRY                            VALUE         NET ASSETS
------------------------------------------------------------
Electronic Equipment/
 Instruments                    $  16,945,446        8.9%
Motor Vehicles                     12,164,467        6.4
Industrial Machinery                9,997,757        5.3
Real Estate Development             9,184,074        4.8
Electronic Components               7,935,418        4.2
Regional Banks                      7,182,589        3.8
Semiconductors                      6,854,558        3.6
Chemicals: Specialty                5,893,426        3.1
Engineering & Construction          5,382,869        2.8
Electronics/Appliances              5,336,100        2.8
Recreational Products               4,586,232        2.4
Major Banks                         4,467,976        2.4
Pharmaceuticals: Other              4,385,076        2.3
Financial Conglomerates             4,168,852        2.2
Airlines                            3,879,227        2.0
Wholesale Distributors              3,859,313        2.0
Other Metals/Minerals               3,448,199        1.8
Apparel/Footwear Retail             3,350,873        1.8
Computer Processing
 Hardware                           3,117,668        1.6
Industrial Conglomerates            3,081,809        1.6
Textiles                            3,065,131        1.6
Home Building                       2,992,027        1.6
Industrial Specialties              2,830,575        1.5
Apparel/Footwear                    2,601,389        1.4
Miscellaneous
 Manufacturing                      2,405,326        1.3
Food Retail                         2,227,594        1.2
Commercial Printing/Forms           2,222,962        1.2
Electrical Products                 2,217,892        1.2
Computer Peripherals                2,127,192        1.1
Pharmaceuticals: Major              1,994,899        1.1
Major Telecommunications            1,982,130        1.0
Investment Banks/Brokers            1,868,335        1.0
Railroads                           1,846,670        1.0
Electric Utilities                  1,807,412        1.0
Automotive Aftermarket              1,741,333        0.9
Finance/Rental/Leasing              1,590,878        0.8
Tools/Hardware                      1,585,046        0.8
Chemicals: Major
 Diversified                        1,571,682        0.8
Wireless
 Telecommunications                 1,563,253        0.8
Auto Parts: O.E.M                   1,557,734        0.8
Property - Casualty
 Insurers                       $   1,523,463        0.8%
Electronic Distributors             1,445,093        0.8
Food: Specialty/Candy               1,413,127        0.8
Forest Products                     1,270,574        0.7
Construction Materials              1,206,525        0.6
Water Utilities                     1,075,460        0.6
Oilfield Services/Equipment         1,060,799        0.6
Food: Meat/Fish/Dairy                 998,961        0.5
Metal Fabrications                    935,109        0.5
Building Products                     911,269        0.5
Oil & Gas Production                  891,572        0.5
Multi-Line Insurance                  832,573        0.4
Miscellaneous Commercial
 Services                             827,781        0.4
Electronics/Appliance
 Stores                               766,170        0.4
Coal                                  656,237        0.4
Biotechnology                         649,243        0.3
Oil Refining/Marketing                622,991        0.3
Tobacco                               622,491        0.3
Movies/Entertainment                  572,607        0.3
Packaged Software                     514,302        0.3
Other Transportation                  473,080        0.3
Precious Metals                       453,423        0.2
Electronic Production
 Equipment                            450,552        0.2
Consumer Sundries                     446,621        0.2
Internet Software/Services            400,888        0.2
Department Stores                     363,671        0.2
Life/Health Insurance                 351,978        0.2
Trucks/Construction/
 Farm Machinery                       305,968        0.2
Other Consumer Services               289,433        0.2
Aluminum                              273,135        0.1
Specialty
 Telecommunications                   195,817        0.1
Home Furnishings                      178,918        0.1
Repurchase Agreement                   18,000        0.0
Investment Trusts/
 Mutual Funds                          13,600        0.0
Marine Shipping                         9,563        0.0
                                -------------      -----
                                $ 190,042,383*     100.1%
                                =============      =====

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                      PERCENT OF
TYPE OF INVESTMENT                                   VALUE            NET ASSETS
--------------------------------------------------------------------------------
Common Stocks                                   $   188,289,177           99.2%
Preferred Stocks                                      1,735,206            0.9
Short-Term Investment                                    18,000            0.0
                                                ---------------          -----
                                                $   190,042,383*         100.1%
                                                ===============          =====

----------
     * DOES NOT INCLUDE AN OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACT WITH UNREALIZED DEPRECIATION OF $89.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004

ASSETS:
Investments in securities, at value (cost $172,622,783)                           $  190,042,383
Cash (including foreign currency of $133,220 at value, with a cost of $132,109)          133,743
Receivable for:
  Dividends                                                                              472,770
  Capital stock sold                                                                      48,255
  Foreign withholding taxes reclaimed                                                     32,512
Prepaid expenses and other assets                                                         19,473
                                                                                  --------------
    TOTAL ASSETS                                                                     190,749,136
                                                                                  --------------
LIABILITIES:
Unrealized depreciation on an open forward foreign currency contract                          89
Payable for:
  Capital stock redeemed                                                                 289,341
  Investments purchased                                                                  173,540
  Distribution fee                                                                       156,149
  Investment management fee                                                              153,960
Accrued expenses and other payables                                                      165,136
                                                                                  --------------
    TOTAL LIABILITIES                                                                    938,215
                                                                                  --------------
    NET ASSETS                                                                    $  189,810,921
                                                                                  ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                   $  559,330,263
Net unrealized appreciation                                                           17,439,516
Accumualted net investment loss                                                         (928,501)
Accumulated net realized loss                                                       (386,030,357)
                                                                                  --------------
    NET ASSETS                                                                    $  189,810,921
                                                                                  ==============
CLASS A SHARES:
Net Assets                                                                        $    5,862,924
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                       450,594
    NET ASSET VALUE PER SHARE                                                     $        13.01
                                                                                  ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                               $        13.73
                                                                                  ==============
CLASS B SHARES:
Net Assets                                                                        $  173,504,063
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                    13,726,879
    NET ASSET VALUE PER SHARE                                                     $        12.64
                                                                                  ==============
CLASS C SHARES:
Net Assets                                                                        $    7,884,709
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                       624,219
    NET ASSET VALUE PER SHARE                                                     $        12.63
                                                                                  ==============
CLASS D SHARES:
Net Assets                                                                        $    2,559,225
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                       194,745
    NET ASSET VALUE PER SHARE                                                     $        13.14
                                                                                  ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2004

NET INVESTMENT LOSS:
INCOME
Dividends (net of $391,414 foreign withholding tax)                               $    3,679,244
Interest                                                                                  16,380
                                                                                  --------------
    TOTAL INCOME                                                                       3,695,624
                                                                                  --------------
EXPENSES
Investment management fee                                                              1,973,271
Distribution fee (Class A shares)                                                         13,744
Distribution fee (Class B shares)                                                      1,861,929
Distribution fee (Class C shares)                                                         83,908
Transfer agent fees and expenses                                                         698,654
Custodian fees                                                                           192,127
Shareholder reports and notices                                                           99,361
Professional fees                                                                         76,854
Registration fees                                                                         54,911
Directors' fees and expenses                                                               8,313
Other                                                                                     28,733
                                                                                  --------------
    TOTAL EXPENSES                                                                     5,091,805
                                                                                  --------------
    NET INVESTMENT LOSS                                                               (1,396,181)
                                                                                  --------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN (LOSS) ON:
Investments                                                                           15,504,199
Foreign exchange transactions                                                           (225,494)
                                                                                  --------------
    NET REALIZED GAIN                                                                 15,278,705
                                                                                  --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                            3,356,488
Translation of other assets and liabilities denominated in foreign currencies             15,739
                                                                                  --------------
    NET APPRECIATION                                                                   3,372,227
                                                                                  --------------
    NET GAIN                                                                          18,650,932
                                                                                  --------------
NET INCREASE                                                                      $   17,254,751
                                                                                  ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE YEAR       FOR THE YEAR
                                                                     ENDED              ENDED
                                                               OCTOBER 31, 2004   OCTOBER 31, 2003
                                                               ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                            $     (1,396,181)  $     (1,510,234)
Net realized gain (loss)                                             15,278,705        (14,252,290)
Net change in unrealized appreciation                                 3,372,227         72,534,716
                                                               ----------------   ----------------

    NET INCREASE                                                     17,254,751         56,772,192

Net decrease from capital stock transactions                        (35,739,589)       (24,265,550)
                                                               ----------------   ----------------
    NET INCREASE (DECREASE)                                         (18,484,838)        32,506,642

NET ASSETS:
Beginning of period                                                 208,295,759        175,789,117
                                                               ----------------   ----------------
END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $928,501 AND
$1,411,888, RESPECTIVELY)                                      $    189,810,921   $    208,295,759
                                                               ================   ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.

NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its insvestments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Asset & Investment Trust Management Co., Limited ("MSAITM") or Morgan Stanley Investment Management Company ("MSIMC") (collectively the "Sub-Advisors"), affiliates of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Manager using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of daily net assets not exceeding $1 billion; 0.90% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% to the portion of daily net assets in excess of $2 billion.

Under the Sub-Advisory Agreements between the Sub-Advisors and the Investment Manager, the Sub-Advisors invest the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreements, the Investment Manager paid MSAITM and MSIMC compensation of $412,019 and $377,289, respectively, for the year ended October 31, 2004.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisors. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $37,962,248 at October 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $6,682, $107,278 and $12,493, respectively and received $48,844 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2004 aggregated $52,887,618 and $82,904,154, respectively.

For the year ended October 31, 2004, the Fund incurred brokerage commissions with the following affiliates of the Investment Manager, Sub-Advisors and Distributor, for portfolio transactions executed on behalf of the Fund:

Morgan Stanley & Co. Inc.                          $  29,568
Morgan Stanley International Limited                   1,574
China International Capital Corp. Limited              1,029

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisors and Distributor, is the Fund's transfer agent. At October 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $3,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended October 31, 2004 included in Directors' fees and expenses in the Statement of Operations amounted to $6,758. At October 31, 2004, the Fund had an accrued pension liability of $55,208 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                FOR THE YEAR                        FOR THE YEAR
                                                    ENDED                               ENDED
                                              OCTOBER 31, 2004                    OCTOBER 31, 2003
                                      --------------------------------    --------------------------------
                                          SHARES            AMOUNT           SHARES             AMOUNT
                                      --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                         849,027    $   10,851,615        14,758,421    $  132,604,913
Redeemed                                    (814,531)      (10,330,754)      (14,817,501)     (135,236,132)
                                      --------------    --------------    --------------    --------------
Net increase (decrease)-- Class A             34,496           520,861           (59,080)       (2,631,219)
                                      --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                       1,399,559        17,350,845         2,630,509        24,525,139
Redeemed                                  (3,798,326)      (46,648,046)       (5,611,113)      (50,285,230)
                                      --------------    --------------    --------------    --------------
Net decrease-- Class B                    (2,398,767)      (29,297,201)       (2,980,604)      (25,760,091)
                                      --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                         257,743         3,206,981         3,072,285        27,766,006
Redeemed                                    (299,421)       (3,721,991)       (2,779,931)      (24,834,757)
                                      --------------    --------------    --------------    --------------
Net increase (decrease)-- Class C            (41,678)         (515,010)          292,354         2,931,249
                                      --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                         282,096         3,537,230         3,165,373        28,214,139
Redeemed                                    (806,010)       (9,985,469)       (3,082,203)      (27,019,628)
                                      --------------    --------------    --------------    --------------
Net increase (decrease)-- Class D           (523,914)       (6,448,239)           83,170         1,194,511
                                      --------------    --------------    --------------    --------------
Net decrease in Fund                      (2,929,863)   $  (35,739,589)       (2,664,160)   $  (24,265,550)
                                      ==============    ==============    ==============    ==============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2004, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At October 31, 2004, investments in securities of issuers in Japan represented 52.3% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2004, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings                                       --
Capital loss carryforward*                         $ (383,632,701)
Temporary differences                                     (55,298)
Net unrealized appreciation                            14,168,657
                                                   --------------
Total accumulated losses                           $ (369,519,342)
                                                   ==============

*During the year ended October 31, 2004, the Fund utilized $13,912,467 of its net capital loss carryforward. As of October 31, 2004, the Fund had a net capital loss carryforward of $383,632,701 of which $40,116,556 will expire on October 31, 2005, $268,351,895 will expire on October 31, 2006, $26,405,832 will expire on October 31, 2007, $25,342,356 will expire on October 31, 2009, $8,609,971 will expire on October 31, 2010 and $14,806,091 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2004, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss, foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $1,427,613, accumulated net realized loss was charged $451,955 and accumulated net investment loss was credited $1,879,568.

8. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment

Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY PACIFIC GROWTH FUND INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                   ---------------------------------------------------------
                                                      2004        2003        2002        2001        2000
                                                   ---------   ---------   ---------   ---------   ---------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period               $   11.85   $    8.60   $    8.92   $   13.29   $   14.54
                                                   ---------   ---------   ---------   ---------   ---------
Income (loss) from investment operations:
  Net investment income (loss)++                        0.01       (0.02)      (0.05)      (0.03)      (0.10)
  Net realized and unrealized gain (loss)               1.15        3.27       (0.27)      (4.13)      (1.02)
                                                   ---------   ---------   ---------   ---------   ---------
Total income (loss) from investment operations          1.16        3.25       (0.32)      (4.16)      (1.12)
                                                   ---------   ---------   ---------   ---------   ---------
Less dividends from net investment income                  -           -           -       (0.21)      (0.13)
                                                   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                     $   13.01   $   11.85   $    8.60   $    8.92   $   13.29
                                                   =========   =========   =========   =========   =========
TOTAL RETURN+                                           9.79%      37.79%      (3.59)%    (31.42)%     (8.10)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.74%       1.96%       1.88%       1.74%       1.60%
Net investment income (loss)                            0.04%      (0.17)%     (0.40)%     (0.38)%     (0.68)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $   5,863   $   4,931   $   4,089   $   3,131   $  15,646
Portfolio turnover rate                                   26%         40%         32%         37%         37%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                   ---------------------------------------------------------
                                                      2004        2003        2002        2001        2000
                                                   ---------   ---------   ---------   ---------   ---------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $   11.60   $    8.53   $    8.89   $   13.11   $   14.39
                                                   ---------   ---------   ---------   ---------   ---------
Income (loss) from investment operations:
  Net investment loss++                                (0.09)      (0.08)      (0.11)      (0.13)      (0.23)
  Net realized and unrealized gain (loss)               1.13        3.15       (0.25)      (4.05)      (1.02)
                                                   ---------   ---------   ---------   ---------   ---------
Total income (loss) from investment operations          1.04        3.07       (0.36)      (4.18)      (1.25)
                                                   ---------   ---------   ---------   ---------   ---------
Less dividends from net investment income                  -           -           -       (0.04)      (0.03)
                                                   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                     $   12.64   $   11.60   $    8.53   $    8.89   $   13.11
                                                   =========   =========   =========   =========   =========
TOTAL RETURN+                                           8.97%      35.99       (4.05)%    (31.87)%     (8.86)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                2.51%       2.72%       2.64%       2.55%       2.37%
Net investment loss                                    (0.73)%     (0.93)%     (1.16)%     (1.19)%     (1.45)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $ 173,504   $ 187,065   $ 163,000   $ 231,422   $ 469,924
Portfolio turnover rate                                   26%         40%         32%         37%         37%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                   ---------------------------------------------------------
                                                      2004        2003        2002        2001        2000
                                                   ---------   ---------   ---------   ---------   ---------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $   11.59   $    8.52   $    8.86   $   13.07   $   14.38
                                                   ---------   ---------   ---------   ---------   ---------
Income (loss) from investment operations:
  Net investment loss++                                (0.09)      (0.09)      (0.10)      (0.13)      (0.23)
  Net realized and unrealized gain (loss)               1.13        3.16       (0.24)      (4.05)      (1.00)
                                                   ---------   ---------   ---------   ---------   ---------
Total income (loss) from investment operations          1.04        3.07       (0.34)      (4.18)      (1.23)
                                                   ---------   ---------   ---------   ---------   ---------
Less dividends from net investment income                  -           -           -       (0.03)      (0.08)
                                                   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                     $   12.63   $   11.59   $    8.52   $    8.86   $   13.07
                                                   =========   =========   =========   =========   =========
TOTAL RETURN+                                           8.97%      36.03%      (3.84)%    (31.89)%     (8.88)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                2.51%       2.72%       2.47%       2.50%       2.37%
Net investment loss                                    (0.73)%     (0.93)%     (0.99)%     (1.14)%     (1.45)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $   7,885   $   7,718   $   3,182   $   3,880   $  11,219
Portfolio turnover rate                                   26%         40%         32%         37%         37%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                   ---------------------------------------------------------
                                                      2004        2003        2002        2001        2000
                                                   ---------   ---------   ---------   ---------   ---------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $   11.94   $    8.68   $    8.96   $   13.35   $   14.61
                                                   ---------   ---------   ---------   ---------   ---------
Income (loss) from investment operations:
  Net investment income (loss)++                        0.03        0.00       (0.02)      (0.02)      (0.20)
  Net realized and unrealized gain (loss)               1.17        3.26       (0.26)      (4.11)      (0.91)
                                                   ---------   ---------   ---------   ---------   ---------
Total income (loss) from investment operations          1.20        3.26       (0.28)      (4.13)      (1.11)
                                                   ---------   ---------   ---------   ---------   ---------
Less dividends from net investment income                  -           -           -       (0.26)      (0.15)
                                                   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                     $   13.14   $   11.94   $    8.68   $    8.96   $   13.35
                                                   =========   =========   =========   =========   =========
TOTAL RETURN+                                          10.05%      37.56%      (3.12)%    (31.19)%     (7.94)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.51%       1.72%       1.64%       1.55%       1.37%
Net investment income (loss)                            0.27%       0.07%      (0.16)%     (0.19)%     (0.45)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $   2,559   $   8,581   $   5,518   $   6,284   $   5,125
Portfolio turnover rate                                   26%         40%         32%         37%         37%

----------
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
DIRECTORS OF MORGAN STANLEY PACIFIC GROWTH FUND INC.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Pacific Growth Fund Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Pacific Growth Fund Inc. as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 17, 2004

MORGAN STANLEY PACIFIC GROWTH FUND INC.
DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTORS:

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                       TERM OF                                     IN FUND
                                         POSITION(S)  OFFICE AND                                   COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH   LENGTH OF     PRINCIPAL OCCUPATION(S)        OVERSEEN    OTHER DIRECTORSHIPS
         INDEPENDENT DIRECTOR            REGISTRANT  TIME SERVED*    DURING PAST 5 YEARS**      BY DIRECTOR***  HELD BY DIRECTOR
---------------------------------------  ----------- ------------ ----------------------------  -------------- -------------------
Michael Bozic (63)                       Director    Since        Private Investor; Director    208            Director of Weirton
c/o Kramer Levin Naftalis & Frankel LLP              April        or Trustee of the Retail                     Steel Corporation.
Counsel to the Independent Directors                 1994         Funds (since April 1994)
919 Third Avenue                                                  and the Institutional Funds
New York, NY                                                      (since July 2003); formerly
                                                                  Vice Chairman of Kmart
                                                                  Corporation (December
                                                                  1998-October 2000),
                                                                  Chairman and Chief
                                                                  Executive Officer of Levitz
                                                                  Furniture Corporation
                                                                  (November 1995-November
                                                                  1998) and President and
                                                                  Chief Executive Officer of
                                                                  Hills Department Stores
                                                                  (May 1991-July 1995);
                                                                  formerly variously
                                                                  Chairman, Chief Executive
                                                                  Officer, President and
                                                                  Chief Operating Officer
                                                                  (1987-1991) of the Sears
                                                                  Merchandise Group of Sears,
                                                                  Roebuck & Co.

Edwin J. Garn (72)                       Director    Since        Managing Director of Summit   208            Director of Franklin
c/o Summit Ventures LLC                              January      Ventures LLC; Director or                    Covey (time
1 Utah Center                                        1993         Trustee of the Retail Funds                  management systems),
201 S. Main Street                                                (since January 1993) and                     BMW Bank of North
Salt Lake City, UT                                                the Institutional Funds                      America, Inc.
                                                                  (since July 2003); member                    (industrial loan
                                                                  of the Utah Regional                         corporation), United
                                                                  Advisory Board of Pacific                    Space Alliance
                                                                  Corp.; formerly United                       (joint venture
                                                                  States Senator (R-Utah)                      between Lockheed
                                                                  (1974-1992) and Chairman,                    Martin and the
                                                                  Senate Banking Committee                     Boeing Company) and
                                                                  (1980-1986), Mayor of Salt                   Nuskin Asia Pacific
                                                                  Lake City, Utah                              (multilevel
                                                                  (1971-1974), Astronaut,                      marketing); member
                                                                  Space Shuttle Discovery                      of the board of
                                                                  (April 12-19, 1985), and                     various civic and
                                                                  Vice Chairman, Huntsman                      charitable
                                                                  Corporation (chemical                        organizations.
                                                                  company).

Wayne E. Hedien (70)                     Director    Since        Retired; Director or          208            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP              September    Trustee of the Retail Funds                  Group Inc. (private
Counsel to the Independent Directors                 1997         (since September 1997) and                   mortgage insurance);
919 Third Avenue                                                  the Institutional Funds                      Trustee and Vice
New York, NY                                                      (since July 2003); formerly                  Chairman of The
                                                                  associated with the                          Field Museum of
                                                                  Allstate Companies                           Natural History;
                                                                  (1966-1994), most recently                   director of various
                                                                  as Chairman of The Allstate                  other business and
                                                                  Corporation (March                           charitable
                                                                  1993-December 1994) and                      organizations.
                                                                  Chairman and Chief
                                                                  Executive Officer of its
                                                                  wholly-owned subsidiary,
                                                                  Allstate Insurance Company
                                                                  (July 1989-December 1994).

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                       TERM OF                                     IN FUND
                                         POSITION(S) OFFICE AND                                    COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH   LENGTH OF     PRINCIPAL OCCUPATION(S)        OVERSEEN    OTHER DIRECTORSHIPS
         INDEPENDENT DIRECTOR            REGISTRANT  TIME SERVED*    DURING PAST 5 YEARS**      BY DIRECTOR***  HELD BY DIRECTOR
---------------------------------------  ----------- ------------ ----------------------------  -------------- -------------------
Dr. Manuel H. Johnson (55)               Director    Since        Senior Partner, Johnson       208            Director of NVR,
c/o Johnson Smick International, Inc.                July         Smick International, Inc.,                   Inc. (home
2099 Pennsylvania Avenue, N.W.                       1991         a consulting firm; Chairman                  construction);
Suite 950                                                         of the Audit Committee and                   Chairman and Trustee
Washington, D.C.                                                  Director or Trustee of the                   of the Financial
                                                                  Retail Funds (since July                     Accounting
                                                                  1991) and the Institutional                  Foundation
                                                                  Funds (since July 2003);                     (oversight
                                                                  Co-Chairman and a founder                    organization of the
                                                                  of the Group of Seven                        Financial Accounting
                                                                  Council (G7C), an                            Standards Board);
                                                                  international economic                       Director of RBS
                                                                  commission; formerly Vice                    Greenwich Capital
                                                                  Chairman of the Board of                     Holdings (financial
                                                                  Governors of the Federal                     holding company).
                                                                  Reserve System and
                                                                  Assistant Secretary of the
                                                                  U.S. Treasury.

Joseph J. Kearns (62)                    Director    Since        President, Kearns &           209            Director of Electro
PMB754                                               July         Associates LLC (investment                   Rent Corporation
23852 Pacific Coast Highway                          2003         consulting); Deputy                          (equipment leasing),
Malibu, CA                                                        Chairman of the Audit                        The Ford Family
                                                                  Committee and Director or                    Foundation, and the
                                                                  Trustee of the Retail Funds                  UCLA Foundation.
                                                                  (since July 2003) and the
                                                                  Institutional Funds (since
                                                                  August 1994); previously
                                                                  Chairman of the Audit
                                                                  Committee of the
                                                                  Institutional Funds
                                                                  (October 2001-July 2003);
                                                                  formerly CFO of the J. Paul
                                                                  Getty Trust.

Michael E. Nugent (68)                   Director    Since        General Partner of Triumph    208            Director of various
c/o Triumph Capital, L.P.                            July         Capital, L.P., a private                     business
445 Park Avenue                                      1991         investment partnership;                      organizations.
New York, NY                                                      Chairman of the Insurance
                                                                  Committee and Director or
                                                                  Trustee of the Retail Funds
                                                                  (since July 1991) and the
                                                                  Institutional Funds (since
                                                                  July 2001); formerly Vice
                                                                  President, Bankers Trust
                                                                  Company and BT Capital
                                                                  Corporation (1984-1988).

Fergus Reid (72)                         Director    Since        Chairman of Lumelite          209            Trustee and Director
c/o Lumelite Plastics Corporation                    July         Plastics Corporation;                        of certain
85 Charles Colman Blvd.                              2003         Chairman of the Governance                   investment companies
Pawling, NY                                                       Committee and Director or                    in the JPMorgan
                                                                  Trustee of the Retail Funds                  Funds complex
                                                                  (since July 2003) and the                    managed by J.P.
                                                                  Institutional Funds (since                   Morgan Investment
                                                                  June 1992).                                  Management Inc.

INTERESTED DIRECTORS:

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                       TERM OF                                     IN FUND
                                         POSITION(S) OFFICE AND                                    COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH   LENGTH OF     PRINCIPAL OCCUPATION(S)        OVERSEEN    OTHER DIRECTORSHIPS
         INDEPENDENT DIRECTOR            REGISTRANT  TIME SERVED*    DURING PAST 5 YEARS**      BY DIRECTOR***  HELD BY DIRECTOR
---------------------------------------  ----------- ------------ ----------------------------  -------------- -------------------
Charles A. Fiumefreddo (71)              Chairman    Since        Chairman and Director or      208            None
c/o Morgan Stanley Trust                 of          July         Trustee of the Retail Funds
Harborside Financial Center,             the         1991         (since July 1991) and the
Plaza Two,                               Board                    Institutional Funds (since
Jersey City, NJ                          and                      July 2003); formerly Chief
                                         Director                 Executive Officer of the
                                                                  Retail Funds (until
                                                                  September 2002).

James F. Higgins (56)                    Director    Since        Director or Trustee of the    208            Director of AXA
c/o Morgan Stanley Trust                             June         Retail Funds (since June                     Financial, Inc. and
Harborside Financial Center,                         2000         2000) and the Institutional                  The Equitable Life
Plaza Two,                                                        Funds (since July 2003);                     Assurance Society of
Jersey City, NJ                                                   Senior Advisor of Morgan                     the United States
                                                                  Stanley (since August                        (financial
                                                                  2000); Director of the                       services).
                                                                  Distributor and Dean Witter
                                                                  Realty Inc.; previously
                                                                  President and Chief
                                                                  Operating Officer of the
                                                                  Private Client Group of
                                                                  Morgan Stanley (May
                                                                  1999-August 2000), and
                                                                  President and Chief
                                                                  Operating Officer of
                                                                  Individual Securities of
                                                                  Morgan Stanley (February
                                                                  1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").

 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                                TERM OF
                                        POSITION(S)            OFFICE AND
     NAME, AGE AND ADDRESS OF            HELD WITH             LENGTH OF
        EXECUTIVE OFFICER               REGISTRANT            TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------   --------------------   ------------------   ----------------------------------------------------
Mitchell M. Merin (51)              President              Since May 1999       President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                                     Stanley Investment Management Inc.; President,
New York, NY                                                                    Director and Chief Executive Officer of the
                                                                                Investment Manager and Morgan Stanley Services;
                                                                                Chairman and Director of the Distributor; Chairman
                                                                                and Director of the Transfer Agent; Director of
                                                                                various Morgan Stanley subsidiaries; President of
                                                                                the Institutional Funds (since July 2003) and
                                                                                President of the Retail Funds (since May 1999);
                                                                                Trustee (since July 2003) and President (since
                                                                                December 2002) of the Van Kampen Closed-End Funds;
                                                                                Trustee (since May 1999) and President (since
                                                                                October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (65)              Executive Vice         Since April          Principal Executive Officer-Office of the Funds
1221 Avenue of the Americas         President and          2003                 (since November 2003); Managing Director of Morgan
New York, NY                        Principal                                   Stanley & Co. Incorporated, Managing Director of
                                    Executive Officer                           Morgan Stanley; Managing Director, Chief
                                                                                Administrative Officer and Director of the
                                                                                Investment Manager and Morgan Stanley Services;
                                                                                Chief Executive Officer and Director of the
                                                                                Transfer Agent; Managing Director and Director of
                                                                                the Distributor; Executive Vice President and
                                                                                Principal Executive Officer of the Institutional
                                                                                Funds (since July 2003) and the Retail Funds (since
                                                                                April 2003); Director of Morgan Stanley SICAV
                                                                                (since May 2004); previously President and Director
                                                                                of the Retail Funds (March 2001-July 2003) and
                                                                                Chief Global Operations Officer and Managing
                                                                                Director of Morgan Stanley Investment Management
                                                                                Inc.

Joseph J. McAlinden (61)            Vice President         Since July 1995      Managing Director and Chief Investment Officer of
1221 Avenue of the Americas                                                     the Investment Manager and Morgan Stanley
New York, NY                                                                    Investment Management Inc., Director of the
                                                                                Transfer Agent, Chief Investment Officer of the Van
                                                                                Kampen Funds; Vice President of the Institutional
                                                                                Funds (since July 2003) and the Retail Funds (since
                                                                                July 1995).

Barry Fink (49)                     Vice President         Since February       General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                                1997                 Director (since December 2000) of Morgan Stanley
New York, NY                                                                    Investment Management; Managing Director (since
                                                                                December 2000), Secretary (since February 1997) and
                                                                                Director (since July 1998) of the Investment
                                                                                Manager and Morgan Stanley Services; Vice President
                                                                                of the Retail Funds; Assistant Secretary of Morgan
                                                                                Stanley DW; Vice President of the Institutional
                                                                                Funds (since July 2003); Managing Director,
                                                                                Secretary and Director of the Distributor;
                                                                                previously Secretary (February 1997-July 2003) and
                                                                                General Counsel (February 1997-April 2004) of the
                                                                                Retail Funds; Vice President and Assistant General
                                                                                Counsel of the Investment Manager and Morgan
                                                                                Stanley Services (February 1997-December 2001).

Amy R. Doberman (42)                Vice President         Since July 2004      Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                                     Investment Management; Managing Director of Morgan
New York, NY                                                                    Stanley Investment Management Inc. and the
                                                                                Investment Manager, Vice President of the
                                                                                Institutional and Retail Funds (since July 2004);
                                                                                previously, Managing Director and General Counsel -
                                                                                Americas, UBS Global Asset Management (July 2000 -
                                                                                July 2004) and General Counsel, Aeltus Investment
                                                                                Management, Inc. (January 1997 - July 2000).

Carsten Otto (41)                   Chief Compliance       Since October        Executive Director and U.S. Director of Compliance
1221 Avenue of the Americas         Officer                2004                 for Morgan Stanley Investment Management (since
New York, NY 10020                                                              October 2004); Executive Director of the Investment
                                                                                Adviser and Morgan Stanley Investment Management
                                                                                Inc.; formerly Assistant Secretary and Assistant
                                                                                General Counsel of the Morgan Stanley Retail Funds.

                                                                TERM OF
                                        POSITION(S)            OFFICE AND
     NAME, AGE AND ADDRESS OF            HELD WITH             LENGTH OF
        EXECUTIVE OFFICER               REGISTRANT            TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------   --------------------   ------------------   ----------------------------------------------------
Stefanie V. Chang (37)              Vice President         Since July 2003      Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                     Incorporated, Morgan Stanley Investment Management
New York, NY                                                                    Inc., and the Investment Manager; Vice President of
                                                                                the Institutional Funds (since December 1997) and
                                                                                the Retail Funds (since July 2003); formerly
                                                                                practiced law with the New York law firm of Rogers
                                                                                & Wells (now Clifford Chance US LLP).

Francis J. Smith (39)               Treasurer and          Treasurer since      Executive Director of the Investment Manager and
c/o Morgan Stanley Trust            Chief Financial        July 2003 and        Morgan Stanley Services (since December 2001);
Harborside Financial Center,        Officer                Chief Financial      previously, Vice President of the Retail Funds
Plaza Two,                                                 Officer since        (September 2002-July 2003), and Vice President of
Jersey City, NJ                                            September 2002       the Investment Manager and Morgan Stanley Services
                                                                                (August 2000-November 2001) and Senior Manager at
                                                                                PricewaterhouseCoopers LLP (January 1998-August
                                                                                2000).

Thomas F. Caloia (58)               Vice President         Since July 2003      Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                        Assistant Treasurer of the Investment Manager, the
Harborside Financial Center,                                                    Distributor and Morgan Stanley Services; previously
Plaza Two,                                                                      Treasurer of the Retail Funds (April 1989-July
Jersey City, NJ                                                                 2003); formerly First Vice President of the
                                                                                Investment Manager, the Distributor and Morgan
                                                                                Stanley Services.

Mary E. Mullin (37)                 Secretary              Since July 2003      Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                     Incorporated, Morgan Stanley Investment Management
New York, NY                                                                    Inc. and the Investment Manager; Secretary of the
                                                                                Institutional Funds (since June 1999) and the
                                                                                Retail Funds (since July 2003); formerly practiced
                                                                                law with the New York law firms of McDermott, Will
                                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                                LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISORS
Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4-chome, Shibuya-ku
Tokyo, Japan 150-6009

Morgan Stanley Investment Management Company
23 Church Street, 16-01 Capital Square
Singapore 049481

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2004 Morgan Stanley

[MORGAN STANLEY LOGO]

37916RPT-RA04-OO896P-Y10/04

                                                                       [GRAPHIC]
                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                             PACIFIC GROWTH FUND


                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2004


                                                           [MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund":

      "Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund 's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

      2004

                                           REGISTRANT        COVERED ENTITIES(1)
        AUDIT FEES                       $       40,129                     N/A

        NON-AUDIT FEES
             AUDIT-RELATED FEES          $          452(2)   $        5,067,400(2)
             TAX FEES                    $        6,084(3)   $          545,053(4)
             ALL OTHER FEES              $            -      $                -
        TOTAL NON-AUDIT FEES             $        6,536      $        5,612,453

        TOTAL                            $       46,665      $        5,612,453

      2003

                                           REGISTRANT        COVERED ENTITIES(1)
        AUDIT FEES                       $       37,979                     N/A

        NON-AUDIT FEES
             AUDIT-RELATED FEES          $          684(2)   $        1,086,576(2)
             TAX FEES                    $        5,936(3)   $          252,500(4)
             ALL OTHER FEES              $            -      $                -(5)
        TOTAL NON-AUDIT FEES             $        6,620      $        1,339,076

        TOTAL                            $       44,599      $        1,339,076

      N/A- Not applicable, as not required by Item 4.

      (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
      (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
      (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
      (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
      (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

  1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

  2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

  3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

  8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

  9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

  10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      MORGAN STANLEY RETAIL FUNDS
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley & Co. Incorporated
      Morgan Stanley DW Inc.
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Van Kampen Asset Management
      Morgan Stanley Services Company, Inc.
      Morgan Stanley Distributors Inc.
      Morgan Stanley Trust FSB

      MORGAN STANLEY INSTITUTIONAL FUNDS
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Morgan Stanley & Co. Incorporated
      Morgan Stanley Distribution, Inc.
      Morgan Stanley AIP GP LP
      Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004